UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
China — 18.3%
358,000	Air China Ltd. Class H (Transportation)*	$296,824
290,000	Anta Sports Products Ltd. Class H (Consumer Durables & Apparel)	380,749
1,570,000	Bank of China Ltd. Class H (Banks)	751,018
280,000	China BlueChemical Ltd. Class H (Materials)	181,653
2,065,000	China Construction Bank Corp. Class H (Banks)	1,577,534
379,000	China Life Insurance Co. Ltd. Class H (Insurance)	1,671,406
239,550	China Merchants Bank Co. Ltd. Class H (Banks)	550,224
654,000	China Petroleum & Chemical Corp. Class H (Energy)	508,787
498,000	China Shanshui Cement Group Ltd. Class H (Materials)	289,347
232,500	China Shenhua Energy Co. Ltd. Class H (Energy)	991,018
196,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	549,207
231,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	413,111
2,269,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,652,523
137,000	Jiangxi Copper Co. Ltd. Class H (Materials)	273,533
570,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)*	341,328
624,000	PetroChina Co. Ltd. Class H (Energy)	696,899
523,000	Shui On Land Ltd. Class H (Real Estate)	247,031
68,000	Weichai Power Co. Ltd. Class H (Capital Goods)	490,559
454,000	Zijin Mining Group Co. Ltd. Class H (Materials)	368,625
86,180	ZTE Corp. Class H (Technology Hardware & Equipment)	502,753

		12,734,129

Hong Kong — 20.0%
605,000	Belle International Holdings Ltd. (Retailing)	683,498
267,000	BOC Hong Kong (Holdings) Ltd. (Banks)	554,915
77,000	Cheung Kong (Holdings) Ltd. (Real Estate)	906,022
96,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	357,121
90,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	276,574
175,500	China Mobile Ltd. (Telecommunication Services)	1,648,775
200,000	China Overseas Land & Investment Ltd. (Real Estate)	355,199
194,000	China Resources Land Ltd. (Real Estate)	348,572
232,910	China Unicom Hong Kong Ltd. (Telecommunication Services)	259,840
824,000	CNOOC Ltd. (Energy)	1,155,347

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
134,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	$210,916
15,596	Esprit Holdings Ltd. (Retailing)	109,864
308,000	Fushan International Energy Group Ltd. (Materials)	264,322
63,000	Hang Lung Properties Ltd. (Real Estate)	213,827
26,000	Hang Seng Bank Ltd. (Banks)	363,025
64,000	Henderson Land Development Co. Ltd. (Real Estate)	402,777
130,000	Hong Kong & China Gas Co. Ltd. (Utilities)	283,901
20,000	Hong Kong Electric Holdings Ltd. (Utilities)	111,927
30,500	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	514,290
37,000	Hutchison Whampoa Ltd. (Capital Goods)	251,676
254,500	Johnson Electric Holdings Ltd. (Capital Goods)*	120,305
58,000	Kerry Properties Ltd. (Real Estate)	256,551
132,000	Li & Fung Ltd. (Retailing)	601,577
101,000	Lifestyle International Holdings Ltd. (Retailing)	166,794
230,000	Minth Group Ltd. (Automobiles & Components)	290,215
95,000	MTR Corp. Ltd. (Transportation)	307,921
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
96,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	445,495
271,500	Shimao Property Holdings Ltd. (Real Estate)	413,642
93,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,190,278
40,000	Swire Pacific Ltd. Class A (Real Estate)	434,017
92,000	The Wharf (Holdings) Ltd. (Real Estate)	454,026

		13,953,209

India — 9.3%
63,712	Ashok Leyland Ltd. (Capital Goods)	69,136
3,085	Asian Paints Ltd. (Materials)	123,705
2,241	Axis Bank Ltd. (Banks)	49,548
27,050	Crompton Greaves Ltd. (Capital Goods)	253,414
20,363	DB Corp Ltd. (Media)*	108,409
6,732	Educomp Solutions Ltd. (Consumer Services)	102,077
16,515	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	86,274
147,684	GVK Power & Infrastructure Ltd. (Utilities)*	143,261
25,166	HCL Technologies Ltd. (Software & Services)	187,443
8,745	HDFC Bank Ltd. (Banks)	306,722
56,371	Hindustan Construction Co. Ltd. (Capital Goods)	163,328
12,318	ICICI Bank Ltd. (Banks)	220,312

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
43,259	India Cements Ltd. (Materials)	$104,169
33,460	Indiabulls Financial Services Ltd. (Diversified Financials)	78,271
73,213	Indiabulls Power Ltd. (Utilities)*	52,170
59,651	Indiabulls Real Estate Ltd. (Real Estate)*	224,613
95,355	Indiabulls Securities Ltd. (Diversified Financials)	62,526
16,100	Infosys Technologies Ltd. (Software & Services)	860,193
36,008	ITC Ltd. (Food, Beverage & Tobacco)	194,643
62,817	Jaiprakash Associates Ltd. (Capital Goods)	186,803
7,292	JSW Steel Ltd. (Materials)	155,031
110,954	Lanco Infratech Ltd. (Capital Goods)*	111,283
6,629	LIC Housing Finance Ltd. (Banks)	110,408
8,660	Mahindra Holidays & Resorts India Ltd. (Consumer Services)*	79,680
8,694	Mphasis Ltd. (Software & Services)*	127,773
1,061	Oil India Ltd. (Energy)*	25,789
11,314	Oriental Bank of Commerce (Banks)	64,826
20,802	Reliance Industries Ltd. (Energy)	467,827
8,814	Reliance Infrastructure Ltd. (Utilities)	196,938
22,743	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	100,044
15,345	Sterlite Industries (India) Ltd. (Materials)	248,090
4,167	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	132,072
28,287	Tata Motors Ltd. Class A (Capital Goods)	251,993
10,399	Tata Steel Ltd. (Materials)	127,470
8,940	Ultratech Cement Ltd. (Materials)	179,041
98,522	Unitech Ltd. (Real Estate)	157,861
7,237	United Spirits Ltd. (Food, Beverage & Tobacco)	192,868
35,141	Yes Bank Ltd. (Banks)*	188,991

		6,495,002

Indonesia — 2.7%
649,500	PT Bank Danamon Indonesia Tbk (Banks)	333,755
612,500	PT Bumi Resources Tbk (Energy)	159,956
175,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	446,139
257,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	367,944
192,500	PT Perusahaan Gas Negara (Utilities)	77,096
449,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	445,837

		1,830,727

Malaysia — 3.7%
178,500	Genting Berhad (Consumer Services)	366,852
464,500	Genting Malaysia Berhad (Consumer Services)	377,102
159,300	PPB Group Berhad (Food, Beverage & Tobacco)	744,639
115,100	Tanjong PLC (Utilities)	585,129

Shares	Description	Value
Common Stocks — (continued)
Malaysia — (continued)
222,200	Tenaga Nasional Berhad (Utilities)	$518,216

		2,591,938

Singapore — 5.6%
266,000	CapitaLand Ltd. (Real Estate)	723,148
205,000	CDL Hospitality Trusts (REIT)	260,722
486,000	ComfortDelgro Corp. Ltd. (Transportation)	547,690
68,500	DBS Group Holdings Ltd. (Banks)	690,154
66,000	Ezra Holdings Ltd. (Energy)	98,582
66,000	Keppel Corp. Ltd. (Capital Goods)	389,964
281,000	Singapore Telecommunications Ltd. (Telecommunication Services)	598,834
8,000	United Overseas Bank Ltd. (Banks)	102,546
99,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	461,868

		3,873,508

South Korea — 19.4%
1,365	CJ CheilJedang Corp. (Food, Beverage & Tobacco)*	245,013
3,422	Doosan Corp. (Capital Goods)	300,125
3,520	Glovis Co. Ltd. (Transportation)*	290,971
37,320	Hansol Paper Co. Ltd. (Materials)*	311,882
11,150	Hanwha Corp. (Materials)	446,856
27,596	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	536,126
12,090	Hyundai Development Co. (Capital Goods)*	372,996
4,400	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)*	243,124
1,720	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	275,589
4,134	Hyundai Steel Co. Ltd. (Materials)*	302,182
24,290	Kangwon Land, Inc. (Consumer Services)*	330,376
11,474	KB Financial Group, Inc. (Banks)	494,498
39,070	Kia Motors Corp. (Automobiles & Components)*	651,402
10,999	Kolon Corp. (Materials)	407,107
7,240	Korea Electric Power Corp. (Utilities)*	238,665
64,100	Korea Exchange Bank (Banks)	724,901
8,970	Korean Air Lines Co. Ltd. (Transportation)*	433,952
88,306	Korean Reinsurance Co. Ltd. (Insurance)	766,341
6,610	KT Corp. (Telecommunication Services)*	282,423
1,618	LG Chem Ltd. (Materials)	277,426
15,030	LG Display Co. Ltd. (Technology Hardware & Equipment)	485,873
3,130	LG Electronics, Inc. (Consumer Durables & Apparel)	291,981
544	LOCK&LOCK Co. Ltd. (Materials)*	10,302
2,160	POSCO (Materials)	985,269
4,351	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,923,484

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
830	Shinsegae Co. Ltd. (Food & Staples Retailing)	$374,536
5,895	SK Energy Co. Ltd. (Energy)	535,084

		13,538,484

Taiwan — 18.4%
641,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	503,649
754,000	AU Optronics Corp. (Technology Hardware & Equipment)	828,105
414,000	Cathay Financial Holding Co. Ltd. (Insurance)*	698,097
496,405	China Steel Corp. (Materials)	503,063
890,519	Chinatrust Financial Holding Co. Ltd. (Banks)	484,778
89,892	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	177,020
649,000	Eva Airways Corp. (Transportation)*	255,688
383,300	Far Eastern New Century Corp. (Capital Goods)	418,914
116,660	Formosa Plastics Corp. (Materials)	241,912
240,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)*	279,192
369,280	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,538,788
47,064	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	759,322
632,000	Mega Financial Holding Co. Ltd. (Banks)	340,040
869,109	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	538,144
120,520	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	508,421
320,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	440,936
43,521	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	429,281
81,900	Synnex Technology International Corp. (Technology Hardware & Equipment)	167,506
336,000	Taiwan Cement Corp. (Materials)	311,827
182,000	Taiwan Fertilizer Co. Ltd. (Materials)	592,444
1,115,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,117,234
202,720	Tripod Technology Corp. (Technology Hardware & Equipment)	692,464

		12,826,825

Thailand — 1.1%
26,300	Advanced Info Service PCL NVDR (Telecommunication Services)	65,419
83,100	Advanced Info Service PCL (Registered) (Telecommunication Services)	206,704
42,500	Bangkok Bank PCL (Banks)	143,211

Shares	Description	Value
Common Stocks — (continued)
Thailand — (continued)
480,800	Indorama Ventures PCL (Consumer Durables & Apparel)*	$147,738
175,400	Thai Oil PCL (Energy)	213,665

		776,737

TOTAL COMMON STOCKS		$68,620,559

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — 0.9%
India — 0.9%
281	Citigroup Global Markets Holdings, Inc. (Referenced Obligation: LIC Housing Finance Ltd.) (Banks)*(a)	10/24/12	$4,680
11,728	JPMorgan Chase Bank (Referenced Obligation: Axis Bank Ltd.) (Banks)*	10/08/14	259,302
49,850	JPMorgan Chase Bank (Referenced Obligation: IndusInd Bank Ltd.) (Banks)*(a)	12/15/14	159,265
1,803	UBS AG (Referenced Obligation: Indiabulls Financial Services Ltd.) (Diversified Financials)*	05/07/10	4,270
8,867	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)*	05/21/12	33,388
2,134	UBS AG (Referenced Obligation: ING Vysya Bank Ltd.) (Banks)*	09/10/12	11,381
18,814	UBS AG (Referenced Obligation: Opto Circuits India Ltd.) (Health Care Equipment & Services)	09/10/12	86,498
39,647	UBS AG (Referenced Obligation: Usha Martin Ltd.) (Materials)*	01/22/13	69,154

TOTAL EQUITY LINKED NOTES			$627,938

Shares	Rate	Value
Short-term Investment(b) — 0.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
216,715	0.043%	$216,715

TOTAL INVESTMENTS — 99.7%		$69,465,212

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		236,335

NET ASSETS — 100.0%		$69,701,547

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of the investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $163,945, which represents approximately 0.2% of net assets as of January 31, 2010.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.

Investment Abbreviations:
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$60,808,883

Gross unrealized gain	12,691,820
Gross unrealized loss	(4,035,491)

Net unrealized security gain	$8,656,329

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Brazil — 29.2%
1,078,400	Agra Empreendimentos Imobiliarios SA (Consumer Durables & Apparel)	$2,889,082
517,772	Anhanguera Educacional Participacoes SA Preference Shares (Consumer Services)*	7,141,683
173,548	Banco Bradesco SA ADR Preference Shares (Banks)(a)	2,873,948
691,400	Banco Santander Brasil SA ADR (Banks)	8,324,456
7,400	BRF — Brasil Foods SA ADR (Food, Beverage & Tobacco)(a)	355,866
257,300	BRF — Brasil Foods SA (Food, Beverage & Tobacco)	6,162,915
767,788	Brookfield Incorporacoes SA (Consumer Durables & Apparel)	3,364,419
448,053	Companhia Brasileira de Meios de Pagamento (Software & Services)	3,565,408
58,705	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	5,433,735
290,500	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	3,334,971
228,400	Diagnosticos da America SA (Health Care Equipment & Services)	7,005,882
897,179	Duratex SA (Materials)	7,705,743
237,782	Fibria Celulose SA ADR (Materials)*(a)	4,346,655
7,600	Gerdau SA ADR Preference Shares (Materials)(a)	102,220
170,800	Gerdau SA Preference Shares (Materials)	2,296,059
1,942,100	Investimentos Itau SA Preference Shares (Banks)	11,570,177
783,611	Itau Unibanco Banco Holding SA ADR Preference Shares (Banks)(a)	15,013,987
248,058	Lojas Renner SA (Retailing)	4,734,815
238,177	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	3,790,615
801,900	OGX Petroleo e Gas Participacoes SA ADR (Energy)*(a)	7,257,195
580,200	Petroleo Brasileiro SA ADR Preference A Shares (Energy)	20,933,616
265,200	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)	4,725,864
262,300	Tractebel Energia SA (Utilities)	2,815,029
557,100	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	14,658,971
1,162,101	Vale SA ADR (Materials)(a)	29,970,585

		180,373,896

China — 24.4%
6,346,000	Air China Ltd. Class H (Transportation)*	5,261,585
262,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	1,437,406
3,268,000	Anta Sports Products Ltd. Class H (Consumer Durables & Apparel)	4,290,644
14,879,000	Bank of China Ltd. Class H (Banks)	7,117,445
6,540,000	China BlueChemical Ltd. Class H (Materials)	4,242,889

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
21,586,000	China Construction Bank Corp. Class H (Banks)	$16,490,390
5,060,000	China Life Insurance Co. Ltd. Class H (Insurance)	22,314,821
3,014,150	China Merchants Bank Co. Ltd. Class H (Banks)	6,923,221
8,136,000	China Petroleum & Chemical Corp. Class H (Energy)	6,329,499
5,002,000	China Shanshui Cement Group Ltd. Class H (Materials)	2,906,250
2,649,000	China Shenhua Energy Co. Ltd. Class H (Energy)	11,291,207
2,404,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	6,736,194
3,141,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	5,617,243
21,923,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	15,966,623
1,459,000	Jiangxi Copper Co. Ltd. Class H (Materials)	2,913,024
8,524,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)*	5,104,351
5,526,000	PetroChina Co. Ltd. Class H (Energy)	6,171,575
7,348,000	Shui On Land Ltd. Class H (Real Estate)	3,470,718
782,000	Weichai Power Co. Ltd. Class H (Capital Goods)	5,641,425
5,760,000	Zijin Mining Group Co. Ltd. Class H (Materials)	4,676,829
1,002,860	ZTE Corp. Class H (Technology Hardware & Equipment)	5,850,441

		150,753,780

Hong Kong — 13.7%
9,256,000	Belle International Holdings Ltd. (Retailing)	10,456,953
2,010,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	6,176,826
1,987,000	China Mobile Ltd. (Telecommunication Services)	18,667,329
2,438,960	China Overseas Land & Investment Ltd. (Real Estate)	4,331,577
2,664,000	China Resources Land Ltd. (Real Estate)	4,786,582
524,000	China Resources Power Holdings Co. Ltd. (Utilities)	1,009,158
3,860,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	4,306,314
9,883,000	CNOOC Ltd. (Energy)	13,857,147
2,734,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	4,303,306
4,698,000	Fushan International Energy Group Ltd. (Materials)	4,031,766
2,092,000	Minth Group Ltd. (Automobiles & Components)	2,639,693
1,034,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	4,798,353

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
3,396,500	Shimao Property Holdings Ltd. (Real Estate)	$5,174,717

		84,539,721

India — 15.2%
1,191,328	Ashok Leyland Ltd. (Capital Goods)	1,292,758
50,039	Asian Paints Ltd. (Materials)	2,006,505
24,219	Axis Bank Ltd. (Banks)	535,476
458,469	Crompton Greaves Ltd. (Capital Goods)	4,295,106
340,909	DB Corp Ltd. (Media)*	1,814,932
134,169	Educomp Solutions Ltd. (Consumer Services)	2,034,399
231,631	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,210,033
2,837,873	GVK Power & Infrastructure Ltd. (Utilities)*	2,752,877
410,128	HCL Technologies Ltd. (Software & Services)	3,054,747
101,665	HDFC Bank Ltd. (Banks)	3,565,800
1,055,746	Hindustan Construction Co. Ltd. (Capital Goods)	3,058,896
113,576	ICICI Bank Ltd. (Banks)	2,031,353
720,360	India Cements Ltd. (Materials)	1,734,656
640,634	Indiabulls Financial Services Ltd. (Diversified Financials)	1,498,596
978,502	Indiabulls Power Ltd. (Energy)*	697,265
980,304	Indiabulls Real Estate Ltd. (Real Estate)*	3,691,283
1,560,582	Indiabulls Securities Ltd. (Diversified Financials)	1,023,309
202,855	Infosys Technologies Ltd. (Software & Services)	10,838,158
421,179	ITC Ltd. (Food, Beverage & Tobacco)	2,276,705
855,661	Jaiprakash Associates Ltd. (Capital Goods)	2,544,528
113,775	JSW Steel Ltd. (Materials)	2,418,907
1,785,090	Lanco Infratech Ltd. (Capital Goods)*	1,790,387
113,691	LIC Housing Finance Ltd. (Banks)	1,893,563
108,327	Mahindra Holidays & Resorts India Ltd. (Consumer Services)*	996,706
148,665	Mphasis Ltd. (Software & Services)*	2,184,891
14,865	Oil India Ltd. (Energy)*	361,306
209,162	Oriental Bank of Commerce (Banks)	1,198,440
199,106	Reliance Industries Ltd. (Energy)	4,477,794
132,617	Reliance Infrastructure Ltd. (Utilities)	2,963,174
301,510	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	1,326,305
209,151	Sterlite Industries (India) Ltd. (Materials)	3,381,435
59,079	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,872,499
417,257	Tata Motors Ltd. Class A (Capital Goods)	3,717,101
132,067	Tata Steel Ltd. (Materials)	1,618,866
151,303	Ultratech Cement Ltd. (Materials)	3,030,138
1,472,605	Unitech Ltd. (Real Estate)	2,359,547

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
98,111	United Spirits Ltd. (Food, Beverage & Tobacco)	$2,614,680
630,884	Yes Bank Ltd. (Banks)*	3,392,936

		93,556,057

Russia — 14.3%
431,537	Globaltrans Investment PLC GDR (Transportation)*(b)	4,785,745
249,200	Mechel ADR (Materials)	4,931,668
1,262,375	OAO Gazprom (London International Exchange) ADR (Energy)	30,610,391
7,248,713	OAO Kuzbassrazrezugol (Energy)*	3,167,688
1,161,807	OAO Raspadskaya (Materials)*	6,267,799
1,170,647	OAO Rosneft Oil Co. GDR (Energy)	9,003,469
151,770	Petropavlovsk PLC (Materials)*	2,143,656
5,151,848	Sberbank RF (Banks)	15,003,917
530,829	Vimpel-Communications ADR (Telecommunication Services)	9,629,238
94,320	X 5 Retail Group NV GDR (Food & Staples Retailing)*	3,015,556

		88,559,127

TOTAL COMMON STOCKS		$597,782,581

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — 1.6%
India — 1.6%
9,546	Citigroup Global Markets Holdings, Inc. (Referenced Obligation:
	LIC Housing Finance Ltd.) (Banks)*(b)	10/24/12	$158,992
168,968	JPMorgan Chase Bank (Referenced Obligation:
	Axis Bank Ltd.) (Banks)*	10/08/14	3,735,823
831,888	JPMorgan Chase Bank (Referenced Obligation:
	IndusInd Bank Ltd.) (Banks)*(b)	12/15/14	2,657,780
42,060	UBS AG (Referenced Obligation: Indiabulls Financial Services) (Diversified Financial)*	05/07/10	99,616
78,439	UBS AG (Referenced Obligation: Indiabulls Real Estate Ltd.) (Real Estate)*	05/21/12	295,358
33,397	UBS AG (Referenced Obligation: ING Vysya Bank Ltd.) (Banks)*	09/10/12	178,116
345,816	UBS AG (Referenced Obligation: Opto Circuits India Ltd.) (Health Care Equipment & Services)	09/10/12	1,589,890
696,694	UBS AG (Referenced Obligation: Usha Martin Ltd.) (Materials)*	01/22/13	1,215,198

TOTAL EQUITY LINKED NOTES			$9,930,773

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(c) — 1.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,190,610	0.043%	$9,190,610

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$616,903,964

Securities Lending Reinvestment Vehicle(c)(d) — 4.3%
Boston Global Investment Trust — Enhanced Portfolio
26,496,355	0.139%	$26,469,859

TOTAL INVESTMENTS — 104.2%		$643,373,823

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(25,759,223)

NET ASSETS — 100.0%		$617,614,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,602,517, which represents approximately 1.2% of net assets as of January 31, 2010.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Gain

SGX S&P CNX Nifty Index	200	February 2010	$1,954,600	$5,461

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$583,162,832

Gross unrealized gain	81,706,540
Gross unrealized loss	(21,495,549)

Net unrealized security gain	$60,210,991

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.3%
Argentina — 0.3%
90,400	Telecom Argentina SA ADR (Telecommunication Services)*	$1,522,336

Brazil — 14.8%
412,200	Agra Empreendimentos Imobiliarios SA (Consumer Durables & Apparel)	1,104,302
196,544	Anhanguera Educacional Participacoes SA Preference Shares (Consumer Services)*	2,710,952
76,505	Banco Bradesco SA ADR Preference Shares (Banks)(a)	1,266,918
244,800	Banco Santander Brasil SA ADR (Banks)	2,947,392
97,700	BRF — Brasil Foods SA (Food, Beverage & Tobacco)	2,340,135
291,080	Brookfield Incorporacoes SA (Consumer Durables & Apparel)	1,275,502
150,657	Cielo SA (Software & Services)	1,198,862
19,777	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	1,830,559
108,200	Cyrela Brazil Realty SA (Consumer Durables & Apparel)	1,242,148
87,500	Diagnosticos da America SA (Health Care Equipment & Services)	2,683,952
339,789	Duratex SA (Materials)	2,918,398
76,110	Fibria Celulose SA ADR (Materials)*(a)	1,391,291
617,100	Investimentos Itau SA Preference Shares (Banks)	3,676,410
266,356	Itau Unibanco Holding SA ADR Preference Shares (Banks)(a)	5,103,381
97,100	Lojas Renner SA (Retailing)	1,853,399
91,138	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,450,472
286,500	OGX Petroleo e Gas Participacoes SA ADR (Energy)*(a)	2,592,825
337,220	Petroleo Brasileiro SA ADR Preference A Shares (Energy)	12,166,898
92,500	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)	1,648,350
87,100	Tractebel Energia SA (Utilities)	934,766
206,100	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	5,423,109
238,212	Vale SA ADR (Materials)	6,143,487
6,229	Vale SA ADR Preference A Shares (Materials)	140,651
220,652	Vale SA Preference A Shares (Materials)	4,932,772

		68,976,931

China — 11.0%
1,580,000	Air China Ltd. Class H (Transportation)*	1,310,007
184,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	1,009,475
1,201,000	Anta Sports Products Ltd. Class H (Consumer Durables & Apparel)	1,576,825
4,217,000	Bank of China Ltd. Class H (Banks)	2,017,223
1,208,000	China BlueChemical Ltd. Class H (Materials)	783,702

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
8,439,000	China Construction Bank Corp. Class H (Banks)	$6,446,882
1,389,000	China Life Insurance Co. Ltd. Class H (Insurance)	6,125,551
1,273,250	China Merchants Bank Co. Ltd. Class H (Banks)	2,924,537
2,758,000	China Petroleum & Chemical Corp. Class H (Energy)	2,145,619
1,955,000	China Shanshui Cement Group Ltd. Class H (Materials)	1,135,890
943,000	China Shenhua Energy Co. Ltd. Class H (Energy)	4,019,482
706,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	1,978,267
549,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	981,810
692,000	Huaneng Power International, Inc. Class H (Utilities)	385,237
8,641,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	6,293,281
537,000	Jiangxi Copper Co. Ltd. Class H (Materials)	1,072,168
2,572,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)*	1,540,168
2,046,000	PetroChina Co. Ltd. Class H (Energy)	2,285,024
2,729,000	Shui On Land Ltd. Class H (Real Estate)	1,289,002
311,000	Weichai Power Co. Ltd. Class H (Capital Goods)	2,243,584
2,106,000	Zijin Mining Group Co. Ltd. Class H (Materials)	1,709,966
349,800	ZTE Corp. Class H (Technology Hardware & Equipment)	2,040,648

		51,314,348

Egypt — 1.1%
259,265	Commercial International Bank (Banks)	2,784,734
445,893	Egyptian Financial Group-Hermes Holding (Diversified Financials)	2,490,144

		5,274,878

Hong Kong — 6.3%
3,056,000	Belle International Holdings Ltd. (Retailing)	3,452,512
976,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	2,999,294
737,500	China Mobile Ltd. (Telecommunication Services)	6,928,614
1,120,400	China Overseas Land & Investment Ltd. (Real Estate)	1,989,823
658,000	China Resources Land Ltd. (Real Estate)	1,182,271
1,246,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	1,390,069
3,398,000	CNOOC Ltd. (Energy)	4,764,402
643,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	1,012,080
1,266,000	Fushan International Energy Group Ltd. (Materials)	1,086,466

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
566,000	Minth Group Ltd. (Automobiles & Components)	$714,181
388,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	1,800,542
1,223,000	Shimao Property Holdings Ltd. (Real Estate)	1,863,295

		29,183,549

India — 7.9%
461,177	Ashok Leyland Ltd. (Capital Goods)	500,441
19,520	Asian Paints Ltd. (Materials)	782,729
5,238	Axis Bank Ltd. (Banks)	115,811
176,772	Crompton Greaves Ltd. (Capital Goods)	1,656,065
145,541	DB Corp Ltd. (Media)*	774,832
51,717	Educomp Solutions Ltd. (Consumer Services)	784,183
99,746	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	521,070
1,093,503	GVK Power & Infrastructure Ltd. (Utilities)*	1,060,752
157,442	HCL Technologies Ltd. (Software & Services)	1,172,671
40,308	HDFC Bank Ltd. (Banks)	1,413,764
401,677	Hindustan Construction Co. Ltd. (Capital Goods)	1,163,810
43,728	ICICI Bank Ltd. (Banks)	782,093
282,988	India Cements Ltd. (Materials)	681,446
273,064	Indiabulls Financial Services Ltd. (Diversified Financials)	638,762
394,018	Indiabulls Power Ltd. (Utilities)*	280,771
417,228	Indiabulls Real Estate Ltd. (Real Estate)*	1,571,050
620,517	Indiabulls Securities Ltd. (Diversified Financials)	406,887
23,958	IndusInd Bank Ltd. (Banks)	76,545
78,210	Infosys Technologies Ltd. (Software & Services)	4,178,612
966	ING Vysya Bank Ltd. (Banks)	5,152
163,688	ITC Ltd. (Food, Beverage & Tobacco)	884,824
336,659	Jaiprakash Associates Ltd. (Capital Goods)	1,001,142
43,160	JSW Steel Ltd. (Materials)	917,601
700,842	Lanco Infratech Ltd. (Capital Goods)*	702,922
49,380	LIC Housing Finance Ltd. (Banks)	822,441
45,562	Mahindra Holidays & Resorts India Ltd. (Consumer Services)*	419,212
57,615	Mphasis Ltd. (Software & Services)*	846,753
5,953	Oil India Ltd. (Energy)*	144,692
80,384	Oriental Bank of Commerce (Banks)	460,578
76,961	Reliance Industries Ltd. (Energy)	1,730,814
49,846	Reliance Infrastructure Ltd. (Utilities)	1,113,751
123,139	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	541,673
82,055	Sterlite Industries (India) Ltd. (Materials)	1,326,619
21,470	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	680,488

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
164,462	Tata Motors Ltd. Class A (Capital Goods)	$1,465,097
50,718	Tata Steel Ltd. (Materials)	621,697
58,288	Ultratech Cement Ltd. (Materials)	1,167,331
567,700	Unitech Ltd. (Real Estate)	909,623
42,756	United Spirits Ltd. (Food, Beverage & Tobacco)	1,139,457
244,603	Yes Bank Ltd. (Banks)*	1,315,491

		36,779,652

Indonesia — 0.5%
3,084,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	2,500,886

Israel — 2.2%
251,982	Israel Chemicals Ltd. (Materials)	3,271,292
121,726	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	6,904,299

		10,175,591

Kazakhstan — 0.7%
129,073	KazMunaiGas Exploration Production GDR (Energy)	3,259,170

Malaysia — 1.2%
3,440,000	Genting Malaysia Berhad (Consumer Services)	2,792,748
591,800	PPB Group Berhad (Food, Beverage & Tobacco)	2,766,334

		5,559,082

Mexico — 3.7%
83,400	America Movil SAB de CV Series L ADR (Telecommunication Services)	3,640,410
241,221	Cemex SAB de CV ADR (Materials)*(a)	2,216,821
1,844,429	Corp. Moctezuma SAB de CV (Materials)	5,048,208
48,024	Desarrolladora Homex SAB de CV ADR (Consumer Durables & Apparel)*(a)	1,471,935
241,400	Grupo Televisa SA ADR (Media)	4,716,956

		17,094,330

Poland — 1.2%
410,908	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	5,447,632

Qatar — 0.5%
55,524	Qatar National Bank SAQ (Banks)	2,241,076

Russia — 8.1%
538,425	OAO Gazprom ADR (Energy)	13,055,867
366,849	OAO Rosneft Oil Co. GDR (Energy)	2,821,443
168,200	OJSC Mechel ADR (Materials)	3,328,678
23,075,419	OJSC OGK-4 (Utilities)*	1,414,728
141,422	Petropavlovsk PLC (Materials)*	1,997,497
2,407,465	Sberbank RF (Banks)	7,011,349
284,520	Vimpel-Communications ADR (Telecommunication Services)	5,161,193
83,037	X 5 Retail Group NV GDR (Food & Staples Retailing)*	2,654,821

		37,445,576

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Africa — 7.9%
630,013	African Bank Investments Ltd. (Diversified Financials)	$2,432,993
64,800	AngloGold Ashanti Ltd. ADR (Materials)	2,312,712
492,568	Aveng Ltd. (Capital Goods)	2,283,938
363,800	Barloworld Ltd. (Capital Goods)	2,146,654
129,835	Impala Platinum Holdings Ltd. (Materials)	3,326,436
426,178	JD Group Ltd. (Retailing)	2,434,792
439,400	MTN Group Ltd. (Telecommunication Services)	6,272,713
130,176	Naspers Ltd. N Shares (Media)	4,588,594
948,685	Sappi Ltd. (Materials)*	4,032,820
116,764	Sasol Ltd. (Energy)	4,326,549
174,637	Standard Bank Group Ltd. (Banks)	2,474,728

		36,632,929

South Korea — 13.7%
5,540	CJ CheilJedang Corp. (Food, Beverage & Tobacco)*	994,411
15,748	Doosan Corp. (Capital Goods)	1,381,175
15,314	Glovis Co. Ltd. (Transportation)*	1,265,888
179,860	Hansol Paper Co. Ltd. (Materials)*	1,503,082
52,570	Hanwha Corp. (Materials)	2,106,837
123,579	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	2,400,854
64,070	Hyundai Development Co. (Capital Goods)*	1,976,660
18,440	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)*	1,018,912
7,510	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	1,203,298
18,477	Hyundai Steel Co. Ltd. (Materials)*	1,350,609
155,130	Kangwon Land, Inc. (Consumer Services)*	2,109,974
44,976	KB Financial Group, Inc. (Banks)	1,938,343
179,890	Kia Motors Corp. (Automobiles & Components)*	2,999,251
50,750	Kolon Corp. (Materials)	1,878,416
33,780	Korea Electric Power Corp. (Utilities)	1,113,550
347,374	Korea Exchange Bank (Banks)	3,928,421
36,040	Korean Air Lines Co. Ltd. (Transportation)*	1,743,548
403,750	Korean Reinsurance Co. Ltd. (Insurance)	3,503,839
32,730	KT Corp. (Telecommunication Services)*	1,398,445
6,397	LG Chem Ltd. (Materials)	1,096,843
69,700	LG Display Co. Ltd. (Technology Hardware & Equipment)	2,253,182
12,780	LG Electronics, Inc. (Consumer Durables & Apparel)	1,192,267
2,570	Lock&Lock Co. Ltd. (Materials)*	48,718
8,810	POSCO (Materials)	4,018,619

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
4,470	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$3,003,441
27,555	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	12,120,771
3,880	Shinsegae Co. Ltd. (Food & Staples Retailing)	1,750,844
26,239	SK Energy Co. Ltd. (Energy)	2,381,692

		63,681,890

Taiwan — 12.8%
3,832,287	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	3,011,119
3,775,000	AU Optronics Corp. (Technology Hardware & Equipment)	4,146,018
2,239,000	Cathay Financial Holding Co. Ltd. (Insurance)*	3,775,457
2,349,568	China Steel Corp. (Materials)	2,381,081
4,420,444	Chinatrust Financial Holding Co. Ltd. (Banks)	2,406,389
246,804	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	486,021
2,950,000	Eva Airways Corp. (Transportation)*	1,162,220
2,294,280	Far Eastern New Century Corp. (Capital Goods)	2,507,449
1,936,619	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	8,069,882
327,522	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,284,181
3,135,000	Mega Financial Holding Co. Ltd. (Banks)	1,686,748
5,011,241	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	3,102,912
616,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	2,598,633
1,652,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,276,334
374,000	Taiwan Cement Corp. (Materials)	347,093
1,006,000	Taiwan Fertilizer Co. Ltd. (Materials)	3,274,717
4,787,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,088,783
1,188,060	Tripod Technology Corp. (Technology Hardware & Equipment)	4,058,255

		59,663,292

Thailand — 1.1%
1,660,100	Indorama Ventures PCL (Consumer Durables & Apparel)*	510,108
1,911,200	Siam Commercial Bank PCL (Banks)	4,566,362

		5,076,470

Turkey — 1.3%
778,810	Turk Telekomunikasyon AS (Telecommunication Services)	2,692,371

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Turkey — (continued)
773,878	Turkiye Is Bankasi Class C (Banks)	$3,399,509

		6,091,880

TOTAL COMMON STOCKS		$447,921,498

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes — 1.1%
India — 0.8%
69,884	JPMorgan Chase Bank (Referenced Obligation:
	Axis Bank Ltd.) (Banks)*	10/08/14	$1,545,111
320,074	JPMorgan Chase Bank (Referenced Obligation:
	IndusInd Bank Ltd.) (Banks)*(b)	12/15/14	1,022,597
13,002	UBS AG (Referenced Obligation: ING Vysya Bank Ltd.) (Banks)*	09/10/12	69,343
129,957	UBS AG (Referenced Obligation: Opto Circuits India Ltd.) (Health Care Equipment & Services)	09/10/12	597,478
276,323	UBS AG (Referenced Obligation: Usha Martin Ltd.) (Materials)*	01/22/13	481,972

			3,716,501

Kuwait — 0.1%
2,439,072	Deutsche Bank AG (Referenced Obligation:
	Global Investment House KSCC) (Diversified Financials)*	12/03/18	731,722

Taiwan — 0.2%
883,875	Citigroup Global Markets (Referenced Obligation: Taiwan Cement Corp.) (Materials)*	01/17/14	822,004

TOTAL EQUITY LINKED NOTES			$5,270,227

Shares	Rate	Value
Short-term Investment(c) — 2.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,061,356	0.043%	$9,061,356

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$462,253,081

Securities Lending Reinvestment Vehicle(c)(d) — 2.0%
Boston Global Investment Trust — Enhanced Portfolio
9,370,840	0.139%	$9,361,469

TOTAL INVESTMENTS — 101.4%		$471,614,550

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(6,591,660)

NET ASSETS — 100.0%		$465,022,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,022,597, which represents approximately 0.2% of net assets as of January 31, 2010.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$403,935,819

Gross unrealized gain	79,187,229
Gross unrealized loss	(11,508,498)

Net unrealized security gain	$67,678,731

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Asia Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$68,923,739	(a)	$324,758
Short-term Investment	$216,715	—		—

Total	$216,715	$68,923,739		$324,758

BRIC

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$140,042,244	$467,671,110	(a)	$—
Securities Lending Reinvestment Vehicle	—	26,469,859		—
Short-term Investment	9,190,610	—		—
Derivatives	5,461	—		—

Total	$149,238,315	$494,140,969		$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Emerging Markets Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$77,270,731	$374,924,865	(a)	$996,129
Securities Lending Reinvestment Vehicle	—	9,361,469		—
Short-term Investment	9,061,356	—		—

Total	$86,332,087	$384,286,334		$996,129

(a)To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
The following is a reconciliation of Level 3 investments for the period ended January 31, 2010:

	Common Stock and/or Other Equity Investments
		Emerging Markets
Level 3	Asia Equity	Equity

Beginning Balance as of October 31, 2009	$—	$—
Realized gain (loss)	—	—
Unrealized gain (loss) relating to instruments still held at reporting date	(268,609)	(11,738,100)
Net purchases (sales)	147,738	510,107
Net transfers in and/or out of Level 3	445,629	12,224,122

Ending Balance as of January 31, 2010	$324,758	$996,129

Equity Linked Notes — The Funds may invest in equity linked notes whose values are based on the price movements of a reference security or index. The value of these equity linked notes will rise and fall in response to changes in the reference security or index. On the maturity date of each equity linked note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.
     Equity linked notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Equity linked notes are also subject to the risks that the issuer of the equity linked notes may fail to perform its contractual obligations.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following table sets forth the gross value of the BRIC Fund’s derivative contracts for trading activities by certain risk types as of January 31, 2010. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

		Derivative
Risk	Fund	Assets
Equity	BRIC	$5,461

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended (the “Act”), and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — The BRIC Fund invests in a concentrated portfolio of equity investments in emerging markets such as the BRIC countries (Brazil, Russia, India and China), South Korea, South Africa and Taiwan. The Fund may also contain issuers that participate in emerging markets either by maintaining a significant amount of their assets in those markets or by deriving a significant amount of their total revenue or profit from goods produced, sales made, or services provided in emerging markets. The Fund also intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers.
     The Asia Equity Fund invests primarily in equity investments in Asian issuers. Concentration of the investments of the Asia Equity Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2010

* Print the name and title of each signing officer under his or her signature.